ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Warranty Accrual (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Balance at the beginning of the period	$ 926	$ 678
Accruals	1,314	2,057
Utilization	(1,543)	(1,809)
Ending Balance	$ 697	$ 926